Balance Sheet (Parenthetical)	Feb. 05, 2021 $ / shares shares
Temporary equity par or stated value per share | $ / shares	$ 0.0001
Temporary equity redemption price per share | $ / shares	10.00
Preferred stock par or stated value per share | $ / shares	$ 0.0001
Preferred stock shares authorized	1,000,000
Preferred stock shares issued	0
Common Class A [Member]
Temporary equity shares issued	20,000,000
Temporary equity shares outstanding	20,000,000
Temporary equity redemption price per share | $ / shares	$ 10.00
Common stock, par or stated value per share | $ / shares	$ 0.0001
Common stock shares authorized	100,000,000
Common stock shares issued	777,500
Common stock, shares, outstanding	777,500
Common Class B [Member]
Common stock, par or stated value per share | $ / shares	$ 0.0001
Common stock shares authorized	10,000,000
Common stock shares issued	5,000,000
Common stock, shares, outstanding	5,000,000